Share premium account (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
As of January 1,	€ 64,877,415	€ 0
Additions	6,469,663	64,877,415
As of December 31,	€ 71,347,078	€ 64,877,415